Unaudited interim condensed consolidated statements of income - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statements Of Income (Loss) [Line Items]
Net sales	SFr 567.7	SFr 444.3	SFr 1,075.9	SFr 864.5
Cost of sales	(227.4)	(179.8)	(432.3)	(355.1)
Gross profit	340.2	264.5	643.6	509.4
Selling, general and administrative expenses	(292.9)	(225.1)	(557.7)	(427.7)
Operating result	47.3	39.4	85.8	81.7
Financial income	5.8	4.3	11.2	6.4
Financial expenses	(5.9)	(1.9)	(10.8)	(3.6)
Foreign exchange gain / (loss)	(4.5)	(48.5)	72.3	(39.7)
Income / (loss) before taxes	42.7	(6.7)	158.5	44.8
Income tax benefit / (expense)	(11.8)	10.0	(36.3)	2.9
Net income	SFr 30.8	SFr 3.3	SFr 122.2	SFr 47.7
Class A
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.10	SFr 0.01	SFr 0.38	SFr 0.15
Diluted EPS (CHF) (in CHF per share)	0.09	0.01	0.37	0.15
Class B
Earnings per share
Basic EPS (CHF) (in CHF per share)	0.01	0.00	0.04	0.01
Diluted EPS (CHF) (in CHF per share)	SFr 0.01	SFr 0.00	SFr 0.04	SFr 0.01